Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Dec. 21, 2022	Oct. 31, 2022	Sep. 28, 2022	Sep. 14, 2022	Oct. 31, 2021	Dec. 16, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Global Equity - Advisor
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 22,698	$ 17,607		$ 16,025			$ 24,098		$ 17,945	$ 14,897	$ 13,348	$ 13,425	$ 10,547	$ 10,228	$ 10,000
Global Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 232,076	179,598		163,151			244,776		181,882	150,780	134,796	135,273	106,025	102,512	100,000
Global Equity - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 23,320,913	18,027,017		16,363,359			24,538,159		18,221,958	15,089,999	13,486,075	13,521,652	10,602,229	10,251,040	10,000,000
International Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 177,432	145,318		130,661			182,536		140,245	131,990	118,709	127,450	102,396	97,601	100,000
International Equity - Institutional Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 17,837,728	14,596,529		13,111,947			18,301,663		14,051,689	13,216,552	11,875,359	12,740,191	10,239,609	9,760,104	10,000,000
International Equity - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 17,172	14,111		12,731			17,838		13,749	12,981	11,717	12,620	10,174	9,724	10,000
International Developed Markets Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 138,499	113,369		103,400	$ 100,000
International Carbon Transition Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 120,966	98,300	$ 100,000
International Small Companies - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 163,521	141,485		135,382			196,764		147,769	133,918	121,589	130,948	103,126	99,018	100,000
International Small Companies - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 8,197,675	7,083,323		6,769,133			9,838,239		7,388,475	6,695,910	6,079,453	6,547,387	5,156,287	4,950,898	5,000,000
International Small Companies - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 15,971	13,847		13,269			19,339		14,558	13,226	12,043	12,998	10,258	9,871	10,000
Institutional Emerging Markets - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 577,136	485,178		457,410			727,664		601,243	593,040	509,355	601,600	480,967	434,320	500,000
Institutional Emerging Market - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 5,856,234	4,918,443		4,633,403			7,362,629		6,079,467	5,986,406	5,133,786	6,054,791	4,827,362	4,346,822	5,000,000
Emerging Markets - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,444	9,684		9,090			14,470		11,954	11,824	10,153	12,011	9,614	8,682	10,000
Emerging Markets ex China - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 116,983	99,945		97,700		$ 100,000
Chinese Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 55,693	52,465		50,359			93,600	$ 100,000
Frontier Emerging Markets - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 101,768	80,766		80,436			105,222		79,871	88,251	85,192	93,070	79,667	81,654	100,000
Frontier Emerging Markets - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 2,598,246	2,059,933		2,040,238			2,665,041		2,016,176	2,221,844	2,136,217	2,329,852	1,991,672	2,041,341	2,500,000
Frontier Emerging Markets - Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 9,807	7,819		7,805			10,248		7,815	8,654	8,382	9,186	7,892	8,136	10,000
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	17,929		16,225			20,270		14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI All Country World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Index
Account Value	$ 159,726	128,465		114,630			152,285		117,447	120,598	108,384	118,121	95,537	95,324	100,000
MSCI World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex US Index
Account Value	$ 147,673	119,248		105,942	100,000
MSCI ACWI ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Index
Account Value	$ 7,986,322	6,423,252	$ 100,000	5,731,510			7,614,235		5,872,340	6,029,889	5,419,200	5,906,028	4,776,849	4,766,211	5,000,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 700,590	559,071		504,572			731,548		625,464	577,794	516,548	590,452	466,939	427,342	500,000
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 128,710	101,193		94,544		$ 100,000
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Account Value	$ 71,982	60,758		54,426			94,782	$ 100,000
MSCI Frontier Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Index
Account Value	$ 100,106	80,418		76,315			102,866		83,145	94,362	86,018	96,035	82,298	80,573	100,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 149,220	121,351		106,075	$ 100,000
MSCI ACWI ex US Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 8,753,707	$ 7,074,827		$ 6,501,655			$ 8,999,320		$ 6,482,110	$ 6,477,257	$ 5,955,285	$ 6,597,206	$ 5,290,418	$ 5,076,278	$ 5,000,000